Note 2 - Equity Method Investment (Details Textual) - Helomics Holding Corp. [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Feb. 27, 2018
Equity Method Investment, Ownership Percentage	75.00%	75.00%	80.00%
Equity Method Investment, Summarized Financial Information, Revenue		$ 623,662
Contract Research Organization and D-CHIP Artificial Intelligence Products [Member]
Equity Method Investment, Summarized Financial Information, Revenue	$ 31,000